SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2017
Corporate Information And Statement Of IFRS Compliance [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
SIGNIFICANT ACCOUNTING POLICIES

(a)	Basis of presentation

These consolidated financial statements of the partnership and its subsidiaries (‘‘financial statements’’) have been prepared in accordance with International Financial Reporting Standards (‘‘IFRS’’) as issued by the International Accounting Standards Board (‘‘IASB’’). The financial statements are prepared on a going concern basis and have been presented in U.S. dollars rounded to the nearest million unless otherwise indicated. The accounting policies and methodologies set out below have been applied consistently, with the exception of certain comparative figures which have been reclassified to conform to the current period’s presentation. Policies not effective for the current accounting period are described later in Note 2 (ad), under Future Changes in Accounting Policies.

For the periods prior to June 20, 2016, the partnership’s results represented a carve-out of the assets, liabilities, revenues, expenses, and cash flows of the Business that was contributed to the partnership and included allocations of general corporate expenses of the parent company. These expenses, prior to the spin-off, relate to certain operations oversight functions and associated information technology, facilities and other overhead costs and have been allocated based on headcount. These allocated expenses have been included as appropriate in the partnership’s consolidated statements of operating results prior to the spin-off. These allocations may not, however, reflect the expense the partnership would have incurred as an independent publicly-traded company for the periods presented.

Subsequent to the spin-off, the partnership is no longer allocated general corporate expenses of the parent company as the functions to which they related are now provided through the Master Services Agreement. The base management fee related to the services received under the Master Services Agreement has been recorded as part of general and administrative expenses in the consolidated financial statements.

These financial statements were approved by the partnership’s Board of Directors and authorized for issue on March 9, 2018.

(b)	Continuity of interests

Brookfield Business Partners L.P. was established on January 18, 2016 by Brookfield and on June 20, 2016 Brookfield completed the spin-off of the Business to holders of Brookfield’s Class A and B limited voting shares. Brookfield directly and indirectly controlled the Business prior to the spin-off and continues to control the partnership subsequent to the spin-off through its interests in the partnership. As a result of this continuing common control, there is insufficient substance to justify a change in the measurement of the Business. In accordance with the partnership’s and Brookfield’s accounting policy, the partnership has reflected the Business in its financial position and results of operations using Brookfield’s carrying values, prior to the spin-off.

To reflect this continuity of interests these financial statements provide comparative information of the Business for the periods prior to the spin-off, as previously reported by Brookfield. The economic and accounting impact of contractual relationships created or modified in conjunction with the spin-off (see Note 1(b)) have been reflected prospectively from the date of the spin-off and have not been reflected in the results of operations or financial position of the partnership prior to June 20, 2016, as such items were in fact not created or modified prior thereto. Accordingly, the financial information for the periods prior to June 20, 2016 is presented based on the historical financial information for the Business as previously reported by Brookfield. For the period after completion of the spin-off, the results are based on the actual results of the partnership, including the adjustments associated with the spin-off and the execution of several new and amended agreements including management service and relationship agreements (see Note 24). Therefore, net income (loss) and comprehensive income (loss) not attributable to interests of others in operating subsidiaries has been allocated to Brookfield prior to June 20, 2016 and allocated to the limited partners, the general partner, redemption-exchange unitholders, and special limited partners on and after June 20, 2016.

Prior to June 20, 2016, intercompany transactions between the partnership and Brookfield have been included in these financial statements and are considered to be forgiven at the time the transaction, are recorded and reflected as a ‘‘Net increase/(decrease) in Brookfield Asset Management Inc. investment’’. ‘‘Net increase/(decrease) in Brookfield Asset Management Inc. investment’’ as shown in the consolidated statements of changes in equity represents the parent company’s historical investment in the partnership, accumulated net income and the net effect of the transactions and allocations from the parent company. The total net effect of transactions with the parent company is reflected in the consolidated statements of cash flow as a financing activity and in the consolidated statements of financial position as ‘‘Equity attributable to Brookfield Asset Management Inc.’’

(c)	Basis of consolidation

The consolidated financial statements include the accounts of the partnership and its consolidated subsidiaries, which are the entities over which the partnership has control. An investor controls an investee when it is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Non-controlling interests in the equity of the partnership’s subsidiaries held by others and the redemption-exchange units, Special LP Units and preferred shares held by Brookfield in the Holding LP and the holding entities respectively are shown separately in equity in the consolidated statements of financial position. Intercompany transactions within the partnership have been eliminated.

As part of the spin-off, Brookfield Business Partners L.P., through its Managing GP Units, became the managing general partner of Holding LP, and thus controls Holding LP. The partnership entered into agreements with various affiliates of Brookfield, whereby the partnership was assigned Brookfield’s voting or general partner kick-out rights and effectively controls the subsidiaries of Holding LP with respect to which the agreements were put in place. Accordingly, the partnership consolidates the accounts of Holding LP and its subsidiaries.

(d)	Redemption-exchange units

As described in Note 1(b)(i), the partnership’s equity interests include limited partnership units held by public unitholders and Brookfield, as well as redemption-exchange units held by Brookfield. The redemption-exchange units have the same economic attributes in all respects as the limited partnership units, except that the redemption-exchange units provide Brookfield the right to request that its units be redeemed for cash consideration. In the event that Brookfield exercises this right, the partnership has the right, at its sole discretion, to satisfy the redemption request with limited partnership units of Brookfield Business Partners L.P., rather than cash, on a one-for-one basis. The redemption-exchange units provide Brookfield with the direct economic benefits and exposures to the underlying performance of the Holding LP and accordingly to the variability of the distributions of the Holding LP, whereas the partnership’s unitholders have indirect access to the economic benefits and exposures of the Holding LP through direct ownership interest in the partnership which owns a direct interest in the Holding LP. Accordingly, the redemption-exchange units have been presented within non-controlling interests. The redemption-exchange units are issued capital of the Holding LP and as a result are not adjusted for changes in market value.

(e)	Preferred shares and Special Limited Partner units

As described in Note 1(b)(ii), the partnership’s equity interests include preferred shares and Special Limited Partner units held by Brookfield. The partnership and its subsidiaries are not obligated to redeem the preferred shares and accordingly, they have been determined to be equity of the applicable entities and are reflected as a component of non-controlling interest in the consolidated statements of financial position.

(f)	Interests in other entities

(i)	Subsidiaries

These consolidated financial statements include the accounts of the partnership and subsidiaries over which the partnership has control. Subsidiaries are consolidated from the date of acquisition, being the date on which the partnership obtained control, and continue to be consolidated until the date when control is lost. The partnership controls an investee when it is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee.

Non-controlling interests may be initially measured either at fair value or at the non-controlling interests’ proportionate share of the fair value of the acquiree’s identifiable net assets. The choice of measurement basis is made on an acquisition by acquisition basis. Subsequent to acquisition, the carrying amount of non-controlling interests is the amount of those interests at initial recognition plus the non-controlling interests’ share of subsequent changes in partnership capital in addition to changes in ownership interests. Total comprehensive income (loss) is attributed to non-controlling interests, even if this results in the non-controlling interests having a deficit balance.

All intercompany balances, transactions, revenues and expenses are eliminated in full.

The following provides information about our partnership's wholly-owned subsidiaries as of December 31, 2017 and 2016:

Defined Name	Name of entity	Country of incorporation	Voting interest (%)		Economic interest (%)
			2017	2016	2017	2016
Business Services
Financial advisory services business	BFIN	Canada	100%	100%	100%	100%
Residential real estate services business	Brookfield RPS Limited	Canada	100%	100%	100%	100%
Construction Services
Construction services business	Multiplex	Australia	100%	100%	100%	100%

The following table presents details of non-wholly owned subsidiaries of our partnership:

Defined Name	Name of entity	Country of incorporation	Voting interest (%)		Economic interest (%)
			2017	2016	2017	2016
Business Services
Condominium management services business	Crossbridge Condominium Services Ltd.	Canada	90%	80%	90%	80%
IT storage facilities management business	WatServ	Canada	75%	75%	75%	75%
Fuel marketing business	BG Fuels	Canada	100%	—	26%	—
Australian facilities management business	BGIS Australia Pty Ltd.	Australia	100%	100%	26%	26%
Canadian facilities management business	BGIS Global Integrated Solutions Canada L.P.	Canada	100%	100%	26%	26%
Cold storage logistics	Nova Cold Logistics	Canada	100%	100%	25%	25%
Road fuel distribution business	Greenergy Fuels Holding Limited	United Kingdom	85%	—	14%	—
Industrial operations
Limestone mining operations	Hammerstone Corporation	Canada	100%	100%	39%	39%
Graphite electrode manufacturing business	GrafTech International Ltd.	United States of America	100%	100%	34%	34%
Water distribution and sewage treatment company	BRK Ambiental	Brazil	70%	—	26%	—
Infrastructure support products manufacturing business	Armtec L.P.	Canada	100%	100%	25%	25%
Palladium mining operation	North American Palladium Ltd.	Canada	92%	92%	23%	23%
Energy
Canadian well-servicing operation	CWC Energy Services Corp.	Canada	78%	72%	56%	39%
Canadian energy operation	Ember Resources Inc.	Canada	100%	100%	41%	41%

(ii)	Associates and joint ventures

Associates are entities over which the partnership exercises significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the investee but without control or joint control over those policies. Joint ventures are joint arrangements whereby the parties that have joint control of the arrangement have the rights to the net assets of the joint arrangement. Joint control is the contractually agreed sharing of control over an arrangement, which exists only when decisions about the relevant activities require unanimous consent of the parties sharing control. The partnership accounts for associates and joint ventures using the equity method of accounting within equity accounted investments in the consolidated statements of financial position.

Interests in associates and joint ventures accounted for using the equity method are initially recognized at cost. At the time of initial recognition, if the cost of the associate or joint venture is lower than the proportionate share of the investment’s underlying fair value, the partnership records a gain on the difference between the cost and the underlying fair value of the investment in net income. If the cost of the associate or joint venture is greater than the partnership’s proportionate share of the underlying fair value, goodwill relating to the associate or joint venture is included in the carrying amount of the investment.

Subsequent to initial recognition, the carrying value of the partnership interest in an associate or joint venture is adjusted for the partnership’s share of comprehensive income and distributions of the investee. Profit and losses resulting from transactions with an associate or joint venture are recognized in the consolidated financial statements based on the interests of unrelated investors in the investee. The carrying value of associates or joint ventures is assessed for impairment at each reporting date. Impairment losses on equity accounted investments may be subsequently reversed in net income. Further information on the impairment of long-lived assets is available in Note 2(n).

(g)	Foreign currency translation

The U.S. dollar is the functional and presentation currency of the partnership. Each of the partnership’s subsidiaries and equity accounted investments determines its own functional currency and items included in the financial statements of each subsidiary and equity accounted investment are measured using that functional currency.

Assets and liabilities of foreign operations having a functional currency other than the U.S. dollar are translated at the rate of exchange prevailing at the reporting date and revenues and expenses at average rates during the period. Gains or losses on translation are included as a component of equity.

On disposal of a foreign operation resulting in the loss of control, the component of other comprehensive income due to accumulated foreign currency translation relating to that foreign operation is reclassified to net income. Gains or losses on foreign currency denominated balances and transactions that are designated as hedges of net investments in these operations are reported in the same manner. On partial disposal of a foreign operation in which control is retained, the proportionate share of the component of other comprehensive income or loss relating to that foreign operation is reclassified to non-controlling interests in that foreign operation.

Foreign currency denominated monetary assets and liabilities are translated using the rate of exchange prevailing at the reporting date and non-monetary assets and liabilities are measured at historic cost and are translated at the rate of exchange at the transaction date. Revenues and expenses are measured at average rates during the period. Gains or losses on translation of these items are included in net income or loss. Gains and losses on transactions which hedge these items are also included in net income or loss.

(h)	Business combinations

Business acquisitions, in which control is acquired, are accounted for using the acquisition method, other than those between and among entities under common control. The consideration of each acquisition is measured at the aggregate of the fair values at the acquisition date of assets transferred by the acquirer, liabilities incurred or assumed, and equity instruments issued by the partnership in exchange for control of the acquiree. Acquisition related costs are recognized in the consolidated statements of operating results as incurred and included in other income (expenses), net.

Where applicable, the consideration for the acquisition includes any asset or liability resulting from a contingent consideration arrangement, measured at its acquisition-date fair value. Subsequent changes in fair values are adjusted against the cost of the acquisition where they qualify as measurement period adjustments. All other subsequent changes in the fair value of contingent consideration classified as liabilities will be recognized in the consolidated statements of operating results, whereas changes in the fair values of contingent consideration classified within equity are not subsequently re-measured.

Where a business combination is achieved in stages, the partnership’s previously held interests in the acquired entity are remeasured to fair value at the acquisition date, that is, the date the partnership attains control and the resulting gain or loss, if any, is recognized in the consolidated statements of operating results. Amounts arising from interests in the acquiree prior to the acquisition date that have previously been recognized in other comprehensive income are reclassified to the consolidated statements of operating results, where such treatment would be appropriate if that interest were disposed of.

If the initial accounting for a business combination is incomplete by the end of the reporting period in which the acquisition occurs, the partnership reports provisional amounts for the items for which the accounting is incomplete. Those provisional amounts are adjusted during the measurement period, or additional assets or liabilities are recognized, to reflect new information obtained about facts and circumstances that existed as of the acquisition date that, if known, would have affected the amounts recognized as of that date.

The measurement period is the period from the date of acquisition to the date the partnership obtains complete information about facts and circumstances that existed as of the acquisition date. The measurement period is subject to a maximum of one year subsequent to the acquisition date.

If, after reassessment, the partnership’s interest in the fair value of the acquiree’s identifiable net assets exceeds the sum of the consideration transferred, the amount of any non-controlling interests in the acquiree and the fair value of the acquirer’s previously held equity interest in the acquiree if any, the excess is recognized immediately in income as a bargain purchase gain.

Contingent liabilities acquired in a business combination are initially measured at fair value at the date of acquisition. At the end of subsequent reporting periods, such contingent liabilities are measured at the higher of the amount that would be recognized in accordance with IAS 37, Provisions, Contingent Liabilities and Contingent Assets, or IAS 37, and the amount initially recognized less cumulative amortization recognized in accordance with IAS 18, Revenue, or IAS 18.

(i)	Cash and cash equivalents

Cash and cash equivalents include cash on hand, non-restricted deposits and short-term investments with original maturities of three months or less.

(j)	Accounts and other receivable, net

Accounts and other receivable , net include trade receivables, construction retentions and other unbilled receivables, which are recognized initially at fair value and subsequently measured at amortized cost using the effective interest method, less any allowance for uncollectable amounts.

Trade receivables related to the partnership’s mining operations are recognized at fair value.

(k)	Inventories

Inventories, with the exception of certain fuel inventories, are valued at the lower of cost and net realizable value. Cost is determined using specific identification where possible and practicable or using the first-in, first-out or weighted average method. Costs include direct and indirect expenditures incurred in bringing the inventory to its existing condition and location. Net realizable value represents the estimated selling price in the ordinary course of business, less the estimated costs of completion and the estimated costs necessary to make the sale.
Fuel inventories are traded in active markets and are purchased with the view to resell in the near future, generating a profit from fluctuations in prices or margins. As a result, fuel inventories are carried at market value by reference to prices in a quoted active market, in accordance with the commodity broker-trader exemption granted by IAS 2, Inventories. Change in fair value less costs to sell, are recognized in the unaudited interim condensed consolidated statement of operating results through direct operating costs. Fuel products that are held for extended periods in order to benefit from future anticipated increases in fuel prices or located in territories where no active market exists are recognized at the lower of cost and net realizable value. Products and chemicals used in the production of biofuels are valued at the lower of cost and net realizable value.

(l)	Renewable Transport Fuel Obligation (RTFO)
Under the UK government's Renewable Transport Fuel Obligation ("RTFO") Order, which regulates biofuels used for transport and non-road mobile machinery, our UK road fuel service operation is required to meet annual targets for the supply of biofuels. The obligations which arise are either settled by cash or through the delivery of certificates which are generated by blending biofuels. To the extent that the partnership generates certificates in excess of its current year obligation, these can either be carried forward to offset up to 25% of the next year’s obligation or sold to other parties.
Certificates generated or purchased during the year which will be used to settle the current obligation are recognized in inventory at the lower of cost and net realizable value. Where certificates are generated, cost is deemed to be the average cost of blending biofuels during the year in which the certificates are generated.
Certificates held for sale to third parties are recognized in inventory at fair value. There is no externally quoted marketplace for the valuation of RTFO certificates. In order to value these contracts, the partnership has adopted a pricing methodology combining both observable inputs based on market data and assumptions developed internally based on observable market activity. Changes in market prices of the certificates and the quantity of tickets considered to be realizable through external sales are recognized immediately in the consolidated statement of operating results. Certificates for which no active market is deemed to exist are not recognized.
The liability associated with the obligations under the RTFO Order is recognized in the year in which the obligation arises and is valued by reference to either the cost of generating the certificates which will be surrendered to meet the obligation or the expected future cash outflow where the obligation is settled. The liability is recorded in accounts payable and other.

(m)	Related party transactions

In the normal course of operations, the partnership enters into various transactions on market terms with related parties, which have been measured at their exchange value and are recognized in the consolidated financial statements. Related party transactions are further described in Note 24.

(n)	Property, plant and equipment, or PP&E

Items of PP&E are measured at cost less accumulated depreciation and accumulated impairment losses, if any. Cost includes expenditures that are directly attributable to the acquisition of the asset. The cost of assets includes the cost of materials and direct labour, any other costs directly attributable to bringing the assets to a working condition for their intended use, and the cost of dismantling and removing the items and restoring the site on which they are located.

Depreciation of an asset commences when it is available for use. PP&E are depreciated on a straight line basis over the estimated useful lives of each component of the assets as follows:

Buildings	Up to 50 years
Leasehold improvements	Up to 40 years but not exceeding the term of the lease
Machinery and equipment	Up to 20 years
Oil and gas related equipment	Up to 10 years

Depreciation on PP&E is calculated on a straight-line basis so as to write-off the net cost of each asset over its expected useful life to its estimated residual value. Leasehold improvements are depreciated over the period of the lease or estimated useful life, whichever is the shorter, using the straight-line method. The estimated useful lives, residual values and depreciation methods are reviewed at the end of each annual reporting period, with the effect of any changes recognized on a prospective basis.

With respect to our oil and natural gas assets, pre-license costs are costs incurred before the legal rights to explore a specific area have been obtained and are expensed in the period in which they are incurred. Once the legal right to explore has been acquired, costs directly associated with an exploration well are initially capitalized as exploration and evaluation, or E&E, costs. Such E&E costs may include costs of license acquisition, technical services and studies, seismic acquisition, exploration drilling and testing. E&E costs are not depleted and are carried forward until technical feasibility and commercial viability has been determined. All such carried costs are subject to technical, commercial and management review at each reporting period and where indicators of impairment exist, such costs are charged to E&E expense.

Upon determination that proved and/or probable reserves exist and the technology exists to extract the resource economically, E&E assets attributable to those reserves are first tested for impairment and then reclassified to oil and gas properties within PP&E. The net carrying value of oil and gas properties is depleted using the unit-of-production method based on estimated proved plus probable oil and natural gas reserves. Future development costs, which are the estimated costs necessary to bring those reserves into production, are included in the depletable base. For purposes of this calculation, oil and natural gas reserves are converted to a common unit of measurement on the basis of their relative energy content where six thousand cubic feet of natural gas equates to one barrel of oil.

With respect to our mining assets, exploration costs relating to properties are charged to earnings in the year in which they are incurred. When it is determined that a mining property can be economically developed as a result of reserve potential and subsequent exploration, expenditures are capitalized. Determination as to reserve potential is based on the results of studies, which indicate whether production from a property is economically feasible. Upon commencement of commercial production of a development project these costs are amortized using the unit-of-production method over the proven and probable reserves.

As part of its mining operations, the partnership incurs stripping costs both during the development phase and production phase of its operations. Stripping costs incurred as part of development stage mining activities incurred by the partnership are deferred and capitalized as part of mining properties. Stripping costs incurred during the production stage are incurred in order to produce inventory or to improve access to ore which will be mined in the future. Where the costs are incurred to produce inventory, the production stripping costs are accounted for as a cost of producing those inventories. Where the costs are incurred to improve access to ore which will be mined in the future, the costs are deferred and capitalized as a stripping activity asset (included in mining interest) if the following criteria are met: improved access to the ore body is probable; the component of the ore body can be accurately identified; and the costs relating to the stripping activity associated with the component can be reliably measured. If these criteria are not met the costs are expensed in the period in which they are incurred. The stripping activity asset is subsequently depleted using the units-of-production depletion method over the life of the identified component of the ore body to which access has been improved as a result of the stripping activity.

(o)	Asset impairment

At each reporting date the partnership assesses whether for assets, other than those measured at fair value with changes in values recorded in net income, there is any indication that such assets are impaired. This assessment includes a review of internal and external factors which includes, but is not limited to, changes in the technological, political, economic or legal environment in which the entity operates in, structural changes in the industry, changes in the level of demand, physical damage and obsolescence due to technological changes. An impairment is recognized if the recoverable amount, determined as the higher of the estimated fair value less costs of disposal or the discounted future cash flows generated from use and eventual disposal from an asset or cash generating unit is less than their carrying value. The projections of future cash flows take into account the relevant operating plans and management’s best estimate of the most probable set of conditions anticipated to prevail. Where an impairment loss subsequently reverses, the carrying amount of the asset or cash generating unit is increased to the lesser of the revised estimate of recoverable amount and the carrying amount that would have been recorded had no impairment loss been recognized previously.

(p)	Intangible assets

Intangible assets acquired in a business combination and recognized separately from goodwill are initially recognized at their fair value at the acquisition date. The partnership’s intangible assets are comprised primarily of water and sewage system, concession rights, computer software, trademarks, distribution networks, patents, product development, customer relationships, loyalty program and technology.

Subsequent to initial recognition, intangible assets acquired in a business combination are reported at cost less accumulated amortization and accumulated impairment losses, on the same basis as intangible assets acquired separately. Intangible assets are amortized on a straight line basis over the following periods:

Water and sewage concession agreements	Up to 40 years
Computer software	Up to 10 years
Customer relationships	Up to 30 years
Patents, trademarks and proprietary technology	Up to 40 years
Product development costs	Up to 5 years
Distribution networks	Up to 25 years
Loyalty program	Up to 15 years

Gains or losses arising from derecognition of an intangible asset are measured as the difference between the net disposal proceeds and the carrying amount of the asset and are recognized in profit or loss when the asset is derecognized.

Service concession arrangements which provide the partnership the right to charge users for the services are accounted for as an intangible asset under IFRIC 12, Service Concession Arrangements. Water and sewage concession agreements were acquired as part of the acquisition of BRK Ambiental, the Brazilian water, wastewater and industrial water and sewerage services company and were initially recognized at their fair values. Further information on the acquisition is available in Note 3.

Loyalty program represents the partnership's contractual right to issue loyalty points through a pre-existing loyalty program. The loyalty program was acquired as part of the acquisition of our fuel marketing business and was initially recognized at fair value. Further information on the acquisition is available in Note 3.

(q)	Goodwill

Goodwill represents the excess of the price paid for the acquisition of an entity over the fair value of the net tangible and intangible assets and liabilities acquired. Goodwill is allocated to the cash generating unit or units to which it relates. The partnership identifies cash generating units as identifiable groups of assets that are largely independent of the cash inflows from other assets or groups of assets.

Goodwill is evaluated for impairment on an annual basis. Impairment is determined for goodwill by assessing if the carrying value of a cash generating unit, including the allocated goodwill, exceeds its recoverable amount determined as the greater of the estimated fair value less costs of disposal or the value in use. Impairment losses recognized in respect of a cash generating unit are first allocated to the carrying value of goodwill and any excess is allocated to the carrying amount of assets in the cash generating unit. Any goodwill impairment is charged to profit or loss in the period in which the impairment is identified. Impairment losses on goodwill are not subsequently reversed.

On disposal of a subsidiary, the attributable amount of goodwill is included in the determination of the gain or loss on disposal of the operation.

(r)	Revenue recognition

Revenue is recognized to the extent that it is probable that the economic benefits will flow to the partnership and the revenue and costs incurred or to be incurred can be reliably measured. Revenue is measured at the fair value of the consideration received or receivable. Amounts disclosed as revenue are net of estimated customer returns, trade allowances, rebates and other similar allowances.

The partnership recognizes revenue when the specific criteria have been met for each of the partnership’s activities as described below. Cash received by the partnership from customers is recorded as deferred revenue until revenue recognition criteria are met.

(i) Construction Services

Revenues from construction contracts are recognized using the percentage-of-completion method once the outcome of the construction contract can be estimated reliably, in proportion to the stage of completion of the contract, and to the extent to which collectability is reasonably assured. The stage of completion is measured by reference to actual costs incurred as a percentage of estimated total costs of each contract. When the outcome cannot be reliably determined, contract costs are expensed as incurred and revenue is only recorded to the extent that the costs are determined to be recoverable. Where it is probable that a loss will arise from a construction contract, the excess of total expected costs over total expected revenue is recognized as an expense immediately. Other service revenues are recognized when the services are provided.

(ii) Business Services

The fees and related costs for providing real estate, road fuel distribution and marketing, facilities management, logistics or other services are recognized over the period in which the services are provided.

The partnership also has revenues from home sales, home referral fees and other service fees:

•
Cost-plus home sale contracts: Cost-plus fee contracts primarily relate to contractual agreements where the partnership bears no risk of loss with respect to costs incurred. Under the terms of these contracts, the partnership is also generally protected against losses from changes in real estate market conditions. Revenues and related costs associated with the purchase and resale of residences are recognized on a net basis over the period in which services are provided.

•
Fixed fee home sale contracts: the partnership earns a fixed fee based upon a percentage of the acquisition cost of the residential property. This fee revenue is recognized when the home is acquired as substantially all services have been performed at this time. At the same time, all closing costs and any expected loss on sale of the applicable property are accrued. The revenues and expenses related to these contracts are recorded on a gross basis.

•
Home referral fees: These are earned primarily from real estate brokers associated with home sale transactions. The referral fee is recognized upon the binding agreement date of a real estate transaction or when the property is sold.

•
The fees and related costs related to providing real estate, road fuel distribution and marketing, facilities management, logistics or other services are recognized over the period in which the services are provided.

Revenue from the sale of goods in our UK road fuel service operation represents net invoiced sales of fuel products and RTFO certificates, excluding value added taxes but including excise duty, which has been assessed to be a production tax and recorded as part of consideration received. Revenue is recognized at the point that title passes to the customer.

(iii) Industrial Operations

Revenue from our industrial operations primarily consists of revenues from the sale of goods and rendering of services. Sales are recognized when the product is shipped, title passes and collectability is reasonably assured. Services revenues are recognized when the services are provided.

Revenue from our mining business are made under provisional pricing arrangements. Revenue from the sale of palladium and by-product metals is provisionally recognized based on quoted market prices upon the delivery of concentrate to the smelter or designated shipping point, which is when title transfers and significant rights and obligations of ownership pass. The business’ smelter contract provides for final prices to be determined by quoted market prices in a period subsequent to the date of concentrate delivery. The period between provisional invoicing and final pricing, or settlement period, is typically between 30 and 150 days. These provisional sales contain an embedded derivative instrument which represents the forward contract for which the provisional sale is subsequently adjusted and is required to be separated from the host contract. Accordingly, the fair value of the final sales price adjustment is re-estimated by reference to forward market prices at each period end and changes in fair value are recognized as an adjustment to revenue. As a result, the accounts receivable amounts related to this business are recorded at fair value.

(iv) Energy

Revenue from the sale of oil and gas is recognized when title of the product passes to an external party, based on volumes delivered and contractual delivery points and prices. Revenue for the production in which the partnership has an interest with other producers is recognized based on the partnership’s working interest. Revenue is measured net of royalties to reflect the deduction for other parties’ proportionate share of the revenue.

(v) Investments in Financial Assets

Dividend and interest income on investments in other financial assets are recorded within revenues when declared or on an accrual basis using the effective interest method.

Revenue from loans and notes receivable, less a provision for uncollectible amounts, is recorded on the accrual basis using the effective interest method.

(s)	Contract work in progress

The gross amount due from customers for contract work for all contracts in progress for which costs incurred plus recognized profits (less recognized losses) exceed progress billings, is generally presented as an asset. Progress billings not yet paid by customers and retentions are included within the trade and other receivables balance. The gross amounts due to customers for contract work for all contracts in progress for which progress billings exceed costs incurred plus recognized profits (less recognized losses) is generally presented as a liability.

Construction work in progress on construction contracts is stated at cost plus profit recognized to date calculated in accordance with the percentage of completion method, including retentions payable and receivable, less a provision for foreseeable losses and progress payments received to date.

(t)	Financial instruments and hedge accounting

The following summarizes the partnership’s classification and measurement of financial assets and liabilities:

	Classification	Measurement	Statement of Financial Position Account
Financial assets
Cash and cash equivalents	Loans and receivables	Amortized cost	Cash and cash equivalents
Accounts receivable	Loans and receivables / FVTPL (1)	Amortized cost / Fair value	Accounts and other receivable, net
Restricted cash and deposits	Loans and receivables	Amortized cost	Financial assets
Equity securities designated as available-for-sale ("AFS")	AFS	Fair Value	Financial assets
Derivative Assets	FVTPL (1)	Fair Value	Financial assets
Other financial assets	Loans and Receivables / AFS	Amortized cost / Fair value	Financial assets
Financial liabilities
Borrowings	Other liabilities	Amortized cost	Borrowings
Accounts payable and other	Other liabilities	Amortized cost	Accounts payable and other
Derivative liabilities	FVTPL (1)	Fair value	Accounts payable and other
(1) Fair value through profit or loss, or FVTPL. Derivatives are FVTPL except derivatives in a hedging relationship.

The partnership maintains a portfolio of marketable securities comprised of liquid equity and debt securities. The marketable securities are recognized on their trade date and are classified as available-for-sale. They are subsequently measured at fair value at each reporting date with the change in fair value recorded in other comprehensive income. When a decline in the fair value of an available-for-sale financial asset has been recognized in other comprehensive income and there is objective evidence that the asset is impaired, the cumulative loss that had been recognized in other comprehensive income is reclassified from equity to profit or loss as a reclassification adjustment.

The partnership selectively utilizes derivative financial instruments primarily to manage financial risks, including commodity price risk and foreign exchange risks. Derivative financial instruments are recorded at fair value. Hedge accounting is applied when the derivative is designated as a hedge of a specific exposure and there is assurance that it will continue to be highly effective as a hedge based on an expectation of offsetting cash flows or fair value. Hedge accounting is discontinued prospectively when the derivative no longer qualifies as a hedge or the hedging relationship is terminated. Once discontinued, the cumulative change in fair value of a derivative that was previously recorded in other comprehensive income by the application of hedge accounting is recognized in profit or loss over the remaining term of the original hedging relationship as amounts related to the hedged item are recognized in profit or loss. The assets or liabilities relating to unrealized mark-to-market gains and losses on derivative financial instruments are recorded in financial assets and financial liabilities, respectively.

(i) Items classified as hedges

Realized and unrealized gains and losses on foreign exchange contracts and foreign currency debt that are designated as hedges of currency risks relating to a net investment in a subsidiary with a functional currency other than the U.S. dollar are included in equity and are included in net income in the period in which the subsidiary is disposed of or to the extent partially disposed and control is not retained. Derivative financial instruments that are designated as hedges to offset corresponding changes in the fair value of assets and liabilities and cash flows are measured at estimated fair value with changes in fair value recorded in profit or loss or as a component of equity, as applicable.

Unrealized gains and losses on interest rate contracts designated as hedges of future variable interest payments are included in equity as a cash flow hedge when the interest rate risk relates to an anticipated variable interest payment. The periodic exchanges of payments on interest rate swap contracts designated as hedges of debt are recorded on an accrual basis as an adjustment to interest expense. The periodic exchanges of payments on interest rate contracts designated as hedges of future interest payments are amortized into profit or loss over the term of the corresponding interest payments.

(ii) Items not classified as hedges

Derivative financial instruments that are not designated as hedges are recorded at estimated fair value, and gains and losses arising from changes in fair value are recognized in net income in the period the changes occur. Realized and unrealized gains on other derivatives not designated as hedges are recorded in other income (expenses), net.

Other financial assets are classified as loans and receivables or available-for-sale securities based on their nature and use within the partnership’s business and are recorded initially at fair value. Other financial assets classified as available-for-sale are subsequently measured at fair value at each reporting date with the change in fair value recorded in other comprehensive income. Other financial assets classified as loans and receivables are subsequently measured at amortized cost using the effective interest method, less any impairment. Assets classified as loans and receivables are impaired when there exists objective evidence that the financial asset is impaired.

(u)	Fair value measurement

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, regardless of whether that price is directly observable or estimated using another valuation technique. In estimating the fair value of an asset or a liability, the partnership takes into account the characteristics of the asset or liability if market participants would take those characteristics into account when pricing the asset or liability at the measurement date.

Fair value measurement is disaggregated into three hierarchical levels: Level 1, 2 or 3. Fair value hierarchical levels are directly based on the degree to which the inputs to the fair value measurement are observable. The levels are as follows:

Level 1 -	Inputs are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date.
Level 2 -
Inputs (other than quoted prices included in Level 1) are either directly or indirectly observable for the asset or liability through correlation with market data at the measurement date and for the duration of the asset’s or liability’s anticipated life.

Level 3 -
Inputs are unobservable and reflect management’s best estimate of what market participants would use in pricing the asset or liability at the measurement date. Consideration is given to the risk inherent in the valuation technique and the risk inherent in the inputs in determining the estimate.

Further information on fair value measurements is available in Note 4.

(v)	Income taxes

Brookfield Business Partners L.P. is a flow-through entity for tax purposes and as such is not subject to Bermudian taxation. However, income taxes are recognized for the amount of taxes payable by the holding entities, and any direct or indirect corporate subsidiaries of such holding entities. Income tax expense represents the sum of the tax accrued in the period and deferred income tax.

The separate returns method was used to determine taxes for periods prior to June 20, 2016.

(i) Current income tax

Current income tax assets and liabilities are measured at the amount expected to be paid to tax authorities, net of recoveries based on the tax rates and laws enacted or substantively enacted at the reporting date.

(ii) Deferred income tax

Deferred income tax liabilities are provided for using the liability method on temporary differences between the tax bases used in the computation of taxable income and carrying amounts of assets and liabilities in the consolidated financial statements. Deferred income tax assets are recognized for all deductible temporary differences, carry forward of unused tax credits and unused tax losses, to the extent that it is probable that deductions, tax credits and tax losses can be utilized. Such deferred income tax assets and liabilities are not recognized if the temporary difference arises from goodwill or from the initial recognition of other assets and liabilities in a transaction that affects neither the taxable income nor the accounting income, other than in a business combination. The carrying amount of deferred income tax assets are reviewed at each reporting date and reduced to the extent it is no longer probable that the income tax asset will be recovered.

Deferred income tax liabilities are recognized for taxable temporary differences associated with investments in subsidiaries and equity accounted investments, and interests in joint ventures, except where the partnership is able to control the reversal of the temporary difference and it is probable that the temporary differences will not reverse in the foreseeable future. Deferred income tax assets arising from deductible temporary differences associated with such investments and interests are only recognized to the extent that it is probable that there will be sufficient taxable income against which to utilize the benefits of the temporary differences and they are expected to reverse in the foreseeable future.

Deferred income tax assets and liabilities are measured at the tax rates that are expected to apply in the period in which the liability is settled or the asset realized, based on tax rates and tax laws that have been enacted or substantively enacted by the end of the reporting period. The measurement of deferred income tax liabilities and assets reflect the tax consequences that would follow from the manner in which the partnership expects, at the end of the reporting period, to recover or settle the carrying amount of its assets and liabilities.

Deferred income tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities and when they relate to income taxes levied by the same taxation authority within a single taxable entity or the partnership intends to settle its current tax assets and liabilities on a net basis in the case where there exist different taxable entities in the same taxation authority and when there is a legally enforceable right to set off current tax assets against current tax liabilities.

(w)	Provisions

Provisions are recognized when the partnership has a present obligation either legal or constructive as a result of a past event, it is probable that the partnership will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation.

The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at the end of the reporting period, taking into account the risks and uncertainties surrounding the obligation. Where a provision is measured using the cash flows estimated to settle the obligation, its carrying amount is the present value of those cash flows.

When some or all of the economic benefits required to settle a provision are expected to be recovered from a third party, the receivable is recognized as an asset if it is virtually certain that reimbursement will be received and the amount of the receivable can be measured reliably.

(i) Provisions for defects

Provisions made for defects are based on a standard percentage charge of the aggregate contract value of completed construction projects and represents a provision for potential latent defects that generally manifest over a period of time following practical completion.

Claims against the partnership are also recorded as part of provisions for defects when it is probable that the partnership will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation.

(ii) Decommissioning liability

Certain of the partnership’s subsidiaries are engaged in oil and gas and mining activities. For these businesses, there are typically decommissioning liabilities related to the requirement to remediate the property where operations are conducted.

The partnership recognizes a decommissioning liability in the period in which it has a present legal or constructive liability and a reasonable estimate of the amount can be made. Liabilities are measured based on current requirements, technology and price levels and the present value is calculated using amounts discounted over the useful economic lives of the assets. Amounts are discounted using a rate that reflects the risks specific to the liability. On a periodic basis, management reviews these estimates and changes, if any, will be applied prospectively. The fair value of the estimated decommissioning liability is recorded as a long term liability, with a corresponding increase in the carrying amount of the related asset. The capitalized amount is depleted on a unit-of-production basis over the life of the proved plus probable reserves. The liability amount is increased in each reporting period due to the passage of time, and the amount of accretion is charged to finance expense in the period. Periodic revisions to the estimated timing of cash flows, to the original estimated undiscounted cost and to changes in the discount rate can also result in an increase or decrease to the decommissioning liability. Actual costs incurred upon settlement of the obligation are recorded against the decommissioning liability to the extent of the liability recorded.

(x)	Pensions and other post-employment benefits

Certain of the partnership’s subsidiaries offer post-employment benefits to its employees by way of a defined contribution plan. Payments to defined contribution pension plans are expensed as they fall due.

Certain of the partnership’s subsidiaries offer defined benefit plans. Defined benefit pension expense, which includes the current year’s service cost, is included in Direct operating costs within the consolidated statements of operating results. For each defined benefit plan, we recognize the present value of our defined benefit obligations less the fair value of the plan assets, as a defined benefit asset or liability reported as other assets or accounts payable and other in our consolidated statements of financial position. The partnership’s obligations under its defined benefit pension plans are determined periodically through the preparation of actuarial valuations.

The cost of pensions and other retirement benefits earned by employees is actuarially determined using the projected unit credit method (also known as the projected benefit method pro-rated on service) and management’s best estimate of plan investment performance, salary escalation, retirement ages of employees and their expected future longevity.

For the purposes of calculating the expected return on plan assets, those assets are valued at fair value.

The partnership recognizes actuarial gains and losses in other comprehensive income (loss) in the period in which those gains and losses occur.

(y)	Assets held for sale

Non-current assets and disposal groups are classified as held for sale if their carrying amount will be recovered principally through a sale transaction rather than through continuing use. This condition is regarded as met only when the sale is highly probable and the non-current asset or disposal group is available for immediate sale in its present condition. Management must be committed to the sale, which should be expected to qualify for recognition as a completed sale within one year from the date of classification subject to limited exceptions.

Non-current assets and disposal groups classified as held for sale are measured at the lower of their previous carrying amount and fair value less costs to sell and are classified as current. Once classified as held for sale, property, plant and equipment and intangible assets, are not depreciated or amortized, respectively.

(z)	Critical accounting judgments and key sources of estimation uncertainty

The preparation of financial statements requires management to make critical judgments, estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses that are not readily apparent from other sources, during the reporting period. These estimates and associated assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates.

The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods.

Critical judgments made by management and utilized in the normal course of preparing the partnership’s consolidated financial statements are outlined below.

(i) Business Combinations

The partnership accounts for business combinations using the acquisition method of accounting. The allocation of fair values to assets acquired and liabilities assumed through an acquisition requires numerous estimates that affect the valuation of certain assets and liabilities acquired including discount rates, operating costs, revenue estimates, commodity prices, future capital costs and other factors. The determination of the fair values may remain provisional for up to 12 months from the date of acquisition due to the time required to obtain independent valuations of individual assets and to complete assessments of provisions. When the accounting for a business combination has not been completed as of the reporting date, this is disclosed in the financial statements, including observations on the estimates and judgments made as of the reporting date.

(ii) Determination of Control

We consolidate an investee when we control the investee, with control existing if and only if we have power over the investee; exposure, or rights, to variable returns from our involvement with the investee; and the ability to use our power over the investee to affect the amount of the partnership’s returns.

In determining if we have power over an investee, we make judgments when identifying which activities of the investee are relevant in significantly affecting returns of the investee and the extent of our existing rights that give us the current ability to direct the relevant activities of the investee. We also make judgments as to the amount of potential voting rights which provides us voting powers, the existence of contractual relationships that provide us voting power and the ability to appoint directors. We enter into voting agreements to provide the partnership with the ability to contractually direct the relevant activities of the investee (formally referred to as ‘‘power’’ within IFRS 10, Consolidated Financial Statements). In assessing if we have exposure, or rights, to variable returns from our involvement with the investee we make judgments concerning whether returns from an investee are variable and how variable those returns are on the basis of the substance of the arrangement, the size of those returns and the size of those returns relative to others, particularly in circumstances where our voting interest differs from our ownership interest in an investee. In determining if we have the ability to use our power over the investee to affect the amount of our returns we make judgments when we are an investor as to whether we are a principal or agent and whether another entity with decision- making rights is acting as an agent for us. If we determine that we are acting as an agent, as opposed to a principal, we do not control the investee.

(iii) Common Control Transactions

IFRS 3, Business Combinations (‘‘IFRS 3’’) does not include specific measurement guidance for transfers of businesses or subsidiaries between entities under common control. Accordingly, the partnership has developed an accounting policy to account for such transactions taking into consideration other guidance in the IFRS framework and pronouncements of other standard-setting bodies. The partnership’s policy is to record assets and liabilities recognized as a result of transactions between entities under common control at the carrying values in the transferor’s financial statements.

(iv) Indicators of Impairment
Judgment is applied when determining whether indicators of impairment exist when assessing the carrying values of the partnership’s assets, including: the determination of the partnership’s ability to hold financial assets; the estimation of a cash generating unit’s future revenues and direct costs; and the determination of discount rates, and when an asset’s carrying value is above the value derived using publicly traded prices which are quoted in a liquid market.

For some of our assets forecasting the recoverability and economic viability of property and equipment requires an estimate of reserves. The process for estimating reserves is complex and requires significant interpretation and judgment. It is affected by economic conditions, production, operating and development activities, and is performed using available geological, geophysical, engineering and economic data.

(v) Revenue Recognition

Certain of the partnership’s subsidiaries use the percentage-of-completion method to account for their contract revenue. The stage of completion is measured by reference to actual costs incurred to date as a percentage of estimated total costs for each contract. Significant assumptions are required to estimate the total contract costs and the recoverable variation works that affect the stage of completion and the contract revenue respectively. In making these estimates, management has relied on past experience or where necessary, the work of experts.

(vi) Financial Instruments

Judgments inherent in accounting policies relating to derivative financial instruments relate to applying the criteria to the assessment of the effectiveness of hedging relationships. Estimates and assumptions used in determining the fair value of financial instruments are: equity and commodity prices; future interest rates; the credit worthiness of the partnership relative to its counterparties; the credit risk of the partnership’s counterparties; estimated future cash flows; discount rates and volatility utilized in option valuations.

(vii) Decommissioning Liabilities

Decommissioning costs will be incurred at the end of the operating life of some of our oil and gas facilities and mining properties. These obligations are typically many years in the future and require judgment to estimate. The estimate of decommissioning costs can vary in response to many factors including changes in relevant legal regulatory, and environmental requirements, the emergence of new restoration techniques or experience at other production sites. Inherent in the calculations of these costs are assumptions and estimates including the ultimate settlement amounts, inflation factors, discount rates, and timing of settlements.

(viii) Oil and Gas Properties

The process of estimating the partnership’s proved and probable oil and gas reserves requires significant judgment and estimates. Factors such as the availability of geological and engineering data, reservoir performance data, acquisition and divestment activity, drilling of new wells, development costs and commodity prices all impact the determination of the partnership’s estimates of its oil and gas reserves. Future development costs are based on estimated proved and probable reserves and include estimates for the cost of drilling, completing and tie in of the proved undeveloped and probable additional reserves and may vary based on geography, geology, depth, and complexity. Any changes in these estimates are accounted for on a prospective basis. Oil and natural gas reserves also have a direct impact on the assessment of the recoverability of asset carrying values reported in the financial statements.

(ix) Other

Other estimates and assumptions utilized in the preparation of the partnership’s financial statements are: the assessment or determination of recoverable amounts; depreciation and amortization rates and useful lives; estimation of recoverable amounts of cash-generating units for impairment assessments of goodwill and intangible assets; and ability to utilize tax losses and other tax measurements.

Other critical judgments include the determination of functional currency.

(aa)	Earnings (loss) per Limited Partnership Unit

The partnership calculates basic earnings (loss) per unit by dividing net income attributable to limited partners by the weighted average number of limited partnership units outstanding during the period. For the purpose of calculating diluted earnings (loss) per unit, the partnership adjusts net income (loss) attributable to limited partners, and the weighted average number of limited partnership units outstanding, for the effects of all dilutive potential limited partnership units.

(ab)	Leases

Leases are classified as finance leases when the terms of the lease transfer substantially all the risks and rewards incidental to ownership of the lease to the lessee. All other leases are classified as operating leases.

Assets held under finance leases are initially recognized at their fair value or, if lower, at amounts equal to the present value of the minimum lease payments, each determined at the inception of the lease. The corresponding liability to the lessor is included in the consolidated statements of financial position as a finance lease obligation within accounts payable and other.

Lease payments are apportioned between finance charges and reduction of the lease obligation so as to achieve a constant rate of interest on the remaining balance of the liability. Finance charges are charged directly against income.

Finance lease assets are amortized on a straight line basis over the estimated useful life of the asset.

(ac)	Segments

Our operating segments are components of the business for which discrete financial information is reviewed regularly by our Chief Operating Decision Maker (the "CODM") to assess performance and make decisions regarding resource allocation. We have assessed our CODM to be our Chief Executive Officer and Chief Financial Officer. Our operating segments are Construction Services, Business Services, Energy, Industrial Operations and Corporate and Other.

(ad)	Future Changes in Accounting Policies

(i) Revenue from Contracts with Customers

IFRS 15, Revenue from Contracts with Customers ("IFRS 15") specifies how and when revenue should be recognized as well as requiring additional disclosures. IFRS 15 requires disclosure regarding the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts. IFRS 15 supersedes IAS 18, Revenue, IAS 11, Construction Contracts and a number of revenue-related interpretations. IFRS 15 applies to nearly all contracts with customers: the main exceptions are leases, financial instruments and insurance contracts. IFRS 15 must be applied for periods beginning on or after January 1, 2018 with early application permitted.

The partnership will adopt the standard using the modified retrospective approach, in which a cumulative catch-up adjustment is recorded through opening retained earnings as of January 1, 2018 as if the standard had always been in effect and whereby comparative periods are not restated. The partnership has substantially completed the impact assessment across its group of companies and expects a reduction in opening retained earnings of approximatively $250 million, net of taxes, mainly from the Construction Services business.  Revenue from the partnership’s construction services contracts will continue to be recognized over time; however, IFRS 15 requires a higher threshold of probability to be achieved prior to recognizing revenue from variable consideration such as incentives and claims and variations resulting from contract modifications. Revenue is currently recognized when it is probable that work performed will result in revenue whereas under the new standard, revenue is recognized when it is highly probable that a significant reversal of revenue will not occur for these modifications. Significant judgments and estimates are used in determining the impact, such as the assessment of the probability of customer approval of variations and acceptance of claims and estimation of project completion dates. Our implementation project is ongoing as we finalize our technical analysis and quantitative assessment and therefore all impacts are current estimates which are subject to finalization.

(ii) Financial Instruments
In July 2014, the IASB issued the final publication of IFRS 9, Financial Instruments ("IFRS 9") superseding the current IAS 39, Financial Instruments: Recognition and Measurement. IFRS 9 establishes principles for the financial reporting of financial assets and financial liabilities that will present relevant and useful information to users of financial statements for their assessment of the amounts, timing and uncertainty of an entity's future cash flows. This new standard also includes a new general hedge accounting standard which will align hedge accounting more closely with an entity's risk management activities. It does not fully change the types of hedging relationships or the requirement to measure and recognize ineffectiveness, however, it will provide more hedging strategies that are used for risk management to qualify for hedge accounting and introduce greater judgment to assess the effectiveness of a hedging relationship. IFRS 9 has a mandatory effective date for annual periods beginning on or after January 1, 2018 with early adoption permitted. The partnership has developed a detailed transition plan to implement IFRS 9. The partnership has substantially completed the impact assessment across its group of companies and expects no material adjustment upon adoption. Our implementation project is ongoing as we finalize our technical analysis and quantitative assessment and therefore all impacts are current estimates which are subject to finalization.

(iii) Leases

IFRS 16, Leases, (‘‘IFRS 16’’) provides a single lessee accounting model, requiring recognition of assets and liabilities for all leases, unless the lease term is shorter than 12 months or the underlying asset has a low value. IFRS 16 supersedes IAS 17, Leases, and its related interpretative guidance. IFRS 16 must be applied for periods beginning on or after January 1, 2019 with early adoption permitted if IFRS 15 has also been adopted. The partnership is currently evaluating the impact of IFRS 16 on its financial statements.

(iv) IFRIC 22 Foreign Currency Transactions (“IFRIC 22”)
In December 2016, the IASB issued IFRIC 22, effective for annual periods beginning on or after January 1, 2018. The interpretation clarifies that the date of the transaction for the purpose of determining the exchange rate to use on initial recognition of the related asset, expense or income (or part of it) is the date on which an entity initially recognizes the non-monetary asset or non-monetary liability arising from the payment or receipt of advance consideration. The Interpretation may be applied either retrospectively or prospectively. The partnership has evaluated the impact of IFRIC 22 on its consolidated financial statements and the impact will not be significant.
(v) IFRIC 23 Uncertainty over Income Tax Treatments (“IFRIC 23”)
In June 2017, the IASB published IFRIC 23, effective for annual periods beginning on or after January 1, 2019. The interpretation requires an entity to assess whether it is probable that a tax authority will accept an uncertain tax treatment used, or proposed to be used, by an entity in its income tax filings and to exercise judgment in determining whether each tax treatment should be considered independently or whether some tax treatments should be considered together. The decision should be based on which approach provides better predictions of the resolution of the uncertainty. An entity also has to consider whether it is probable that the relevant authority will accept each tax treatment, or group of tax treatments, assuming that the taxation authority with the right to examine any amounts reported to it will examine those amounts and will have full knowledge of all relevant information when doing so. The interpretation may be applied on either a fully retrospective basis or a modified retrospective basis without restatement of comparative information. The partnership is currently evaluating the impact of IFRIC 23 on its consolidated financial statements.

(ae)	New Accounting Policies Adopted

(i) Income taxes

In January 2016, the IASB issued certain amendments to IAS 12, Income Taxes, to clarify the accounting for deferred tax assets for unrealized losses on debt instruments measured at fair value. A deductible temporary difference arises when the carrying amount of the debt instrument measured at fair value is less than the cost for tax purposes, irrespective of whether the debt instrument is held for sale or held to maturity. The recognition of the deferred tax asset that arises from this deductible temporary difference is considered in combination with other deferred taxes applying local tax law restrictions where applicable. In addition, when estimating future taxable profits, consideration can be given to recovering more than the asset’s carrying amount where probable. These amendments are effective for periods beginning on or after January 1, 2017. These amendments did not have a significant impact on the financial statements.

(ii) Disclosures-Statement of cash flows

In January 2016, the IASB issued the amendments to IAS 7, Statement of Cash Flows, effective for annual periods beginning January 1, 2017. The IASB requires that the following changes in liabilities arising from financing activities are disclosed (to the extent necessary): (i) changes from financing cash flows; (ii) changes arising from obtaining or losing control of subsidiaries or other businesses; (iii) the effect of changes in foreign exchange rates; (iv) changes in fair values; and (v) other changes. These amendments have been applied and disclosed in Note 28 of the financial statements, with no comparatives required.